Contents of Significant Accounts - Operating Revenues (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Revenue [abstract]
Sale of goods			$ 142,957,544	$ 142,816,919
Royalty			6,817	11,757
Mask tooling			3,334,844	3,676,365
Others			2,985,501	1,365,083
Operating revenues	$ 4,941,280	$ 151,252,571	$ 149,284,706	$ 147,870,124